capital structure financial policies (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jun. 30, 2023 CAD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Components of debt and coverage ratios
Net debt	$ 28,179	$ 26,629	$ 28,179	$ 26,629	$ 28,179		$ 26,629
EBITDA - excluding restructuring and other costs			3,653	3,483	7,318	$ 7,148	6,899
Net interest cost (Note 9)			673	616	$ 1,329		$ 1,084
Debt ratio
Net debt to EBITDA - excluding restructuring and other costs					3.85		3.86
Coverage ratios
Earnings coverage ratio					1.8		2.5
EBITDA - excluding restructuring and other costs interest coverage ratio					5.5		6.4
Net debt and managed capitalization
Long-term debt	28,151	26,588	28,151	26,588	$ 28,151	27,349	$ 26,588
Debt issuance costs netted against long-term debt	123	114	123	114	123		114
Derivative (assets) liabilities used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt, net	(7)	72	(7)	72	(7)		72
Accumulated other comprehensive income amounts arising from financial instruments used to manage interest rate and currency risks associated with U.S. dollar-denominated long-term debt - excluding tax effects	(205)	(90)	(205)	(90)	(205)		(90)
Cash and temporary investments, net	(927)	(649)	(927)	(649)	(927)	(864)	(649)	$ (2,164)	$ (877)	$ (974)
Short-term borrowings	1,044	594	1,044	594	1,044	104	594
Net debt	28,179	26,629	28,179	26,629	28,179		26,629
Common equity	15,809	16,407	15,809	16,407	15,809	16,112	16,407
Non-controlling interests	1,236	1,172	1,236	1,172	1,236	1,190	1,172
Less : accumulated other comprehensive income amounts included above in common equity and non-controlling interests	(24)	(55)	(24)	(55)	(24)	46	(55)	$ (38)	$ (139)	$ (133)
Total managed capitalization	45,200	44,153	45,200	44,153	45,200		44,153
Calculation of EBITDA - excluding restructuring and other costs
EBITDA	1,676	1,588	3,314	3,209	6,536	6,431	6,453
Restructuring and other costs	$ 121	$ 115	339	274	782	717
EBITDA - excluding restructuring and other costs			$ 3,653	$ 3,483	$ 7,318	$ 7,148	$ 6,899
Changes in debt and coverage ratios
Net debt to EBITDA - excluding restructuring and other costs					3.85		3.86
Net debt to operating cash flow ratio maximum					4.25
Earnings Coverage Ratio					1.8		2.5
Increase (decrease) in earnings coverage ratio due to an (increase) decrease in borrowing costs					(0.3)
Increase (decrease) in earnings coverage ratio due to an increase (decrease) in income before borrowing costs and income taxes					(0.4)
EBITDA - excluding restructuring and other costs interest coverage ratio					5.5		6.4
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an increase (decrease) in EBITDA					0.4
Increase (decrease) in net interest costs					$ 245
Increase (decrease) in EBITDA - excluding restructuring and other costs interest coverage ratio due to an (increase) decrease in net interest costs					(1.3)
Dividend payout ratio
Ratio of TELUS Corporation Common Share dividends declared to cash provided by operating activities - less capital expenditures					99.00%		168.00%
TELUS Corporation Common Share dividend payout ratio - net of dividend reinvestment plan effects					83.00%		87.00%
TELUS Corporation Common Share dividends declared					$ 2,210		$ 2,014
Amount of TELUS Corporation Common Share dividends declared reinvested in TELUS Corporation Common Shares					(697)		(730)
TELUS Corporation Common Share dividends declared - net of dividend reinvestment plan effects					$ 1,513		$ 1,284
Minimum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.20		2.20
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					60.00%		60.00%
Target ratio from free cash flow					60.00%		60.00%
Maximum
Debt ratio
Target Net debt to EBITDA - excluding restructuring and other costs					2.70		2.70
Dividend payout ratio
Target dividend payout ratio, (as a per cent)					75.00%		75.00%
Target ratio from free cash flow					75.00%		75.00%